COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Jan. 31, 2022	Apr. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11: COMMITMENTS AND CONTINGENCIES

Leases

The Company leases its office space under short-term leases with terms under a year. Total rent expense for the three months ended January 31, 2022 and 2021 amounted to $7,073 and $2,100, respectively. Total rent expense for the nine months ended January 31, 2022 and 2021 amounted to $13,623 and $8,400, respectively.

Contingencies

From time to time, the Company may become involved in legal proceedings arising in the ordinary course of business. The Company is not presently a party to any legal proceedings that it currently believes would individually or taken together have a material adverse effect on the Company’s business or financial statements.

NOTE 10: COMMITMENTS AND CONTINGENCIES

Leases

The Company leases office space under short-term leases with terms under a year. Total rent expense for the year ended April 30, 2021 and 2020 amounted to $8,400 and $2,800, respectively.

Contingencies

From time to time, the Company may become involved in legal proceedings arising in the ordinary course of business. The Company is not presently a party to any legal proceedings that it currently believes would individually or taken together have a material adverse effect on the Company’s business or financial statements.